CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (Parenthetical) - $ / shares	3 Months Ended				9 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Income Statement [Abstract]
Earnings Per Share, Basic	$ (0.07)	$ 0.09	$ (0.03)	$ (0.02)	$ (0.01)	$ (0.23)
Earnings Per Share, Diluted	$ (0.07)	$ 0.09	$ (0.03)	$ (0.02)	$ (0.01)	$ (0.23)
Basic	5,640,473			5,600,953	5,639,015	5,181,896
Fully Diluted	5,640,473			5,600,953	5,639,015	5,181,896